Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2019	2018
	(US$ millions)
Gross trade receivables	636	592
Less: provisions for expected credit losses	(265)	(249)
Trade receivables, net	371	343

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2019:
Telecom operators	23	9	8	40
Own customers	177	63	29	270
Others	40	15	5	60
Total	241	88	43	371
2018:
Telecom operators	17	9	14	39
Own customers	158	69	19	246
Others	36	17	5	58
Total	210	95	37	343

Inventories	Inventories

	2019	2018
	(US$ millions)
Telephone and equipment	18	26
SIM cards	3	4
IRUs	3	3
Other	9	6
Inventory at December 31,	32	39

Provisions and other liabilities
Current

	2019	2018
	(US$ millions)
Deferred revenue	77	85
Customer deposits	14	15
Current legal provisions	36	27
Tax payables	74	68
Customer and MFS distributor cash balances	141	147
Withholding tax on payments to third parties	15	17
Other provisions	3	7
Other current liabilities(i)	113	126
Total	474	492
(i) Includes 36 million (2018: 36 million) of tax risk liabilities not related to income tax.
Non-current

	2019	2018
	(US$ millions)
Non-current legal provisions	18	8
Long-term portion of asset retirement obligations	96	77
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	68	85
Long-term employment obligations	71	68
Accruals and payables in respect of spectrum and license acquisitions	61	41
Other non-current liabilities	68	71
Total	383	351

Contract assets
Contract costs, net (i)

	2019	2018
	(US$ millions)
Net at January 1	4	4
Contract costs capitalized	7	4
Amortisation of contract costs	(6)	(4)
Net at December 31	5	4

(i)	Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract assets, net

	2019	2018
	(US$ millions)
Long-term portion	6	3
Short-term portion	37	35
Less: provisions for expected credit losses	(2)	(1)
Total	41	37

Contract liabilities	Contract liabilities

	2019	2018
	(US$ millions)
Long-term portion	1	1
Short-term portion	81	86
Total	82	87